Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Korea Aerospace Industries Ltd.	742,783	$15,606,800

Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	180,538	29,041,403

Airlines — 0.4%
Korean Air Lines Co. Ltd.(a)	1,041,639	24,004,152

Auto Components — 2.6%
Hankook Tire & Technology Co. Ltd.	769,280	22,733,230
Hanon Systems	1,942,640	26,421,519
Hyundai Mobis Co. Ltd.	508,248	112,071,314

		161,226,063

Automobiles — 4.7%
Hyundai Motor Co.	1,132,188	185,705,230
Kia Motors Corp.	2,027,988	105,930,781

		291,636,011

Banks — 5.6%
Hana Financial Group Inc.	2,266,738	69,340,817
Industrial Bank of Korea	2,495,366	20,972,305
KB Financial Group Inc.	2,927,806	119,990,965
Shinhan Financial Group Co. Ltd.	3,358,912	97,742,503
Woori Financial Group Inc.	4,302,848	38,224,206

		346,270,796

Biotechnology — 3.9%
Alteogen Inc.(a)	83,089	12,066,696
Celltrion Inc.(a)(b)	692,441	212,760,327
Seegene Inc.	92,197	15,655,701

		240,482,724

Capital Markets — 1.8%
Korea Investment Holdings Co. Ltd.	391,312	26,204,165
Meritz Securities Co. Ltd.	4,572,374	15,247,445
Mirae Asset Daewoo Co. Ltd.	3,760,628	32,217,933
NH Investment & Securities Co. Ltd.	1,631,159	15,846,513
Samsung Securities Co. Ltd.	635,068	22,641,031

		112,157,087

Chemicals — 6.1%
Hanwha Solutions Corp.	1,113,360	48,043,866
Kumho Petrochemical Co. Ltd.	235,519	29,584,873
LG Chem Ltd.	339,947	245,770,729
Lotte Chemical Corp.	152,348	38,825,300
SK Chemicals Co. Ltd.	35,370	13,616,755

		375,841,523

Commercial Services & Supplies — 0.2%
S-1 Corp.	201,602	14,356,548

Communications Equipment — 0.3%
KMW Co. Ltd.(a)(b)	308,449	20,488,005

Construction & Engineering — 1.3%
Daelim Industrial Co. Ltd.	282,105	20,395,282
GS Engineering & Construction Corp.	665,940	19,077,582
Hyundai Engineering & Construction Co. Ltd.	722,063	21,925,188
Samsung Engineering Co. Ltd.(a)	1,535,214	18,937,844

		80,335,896

Construction Materials — 0.4%
POSCO Chemical Co. Ltd.	304,108	25,146,520

Security	Shares	Value

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	403,239	$12,062,004

Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,969,261	21,266,702

Electric Utilities — 0.6%
Korea Electric Power Corp.(a)	2,034,425	39,436,461

Electrical Equipment — 0.2%
Doosan Heavy Industries & Construction Co. Ltd.(a)	836,868	12,667,786

Electronic Equipment, Instruments & Components — 5.0%
LG Display Co. Ltd.(a)	2,057,899	28,361,086
LG Innotek Co. Ltd.	150,228	21,043,188
Samsung Electro-Mechanics Co. Ltd.	445,938	62,867,768
Samsung SDI Co. Ltd.	413,414	199,132,133

		311,404,175

Entertainment — 2.3%
NCSoft Corp.	134,219	98,248,963
Netmarble Corp.(a)(b)(c)	253,809	28,671,208
Pearl Abyss Corp.(a)(b)	85,748	16,048,448

		142,968,619

Food & Staples Retailing — 0.8%
BGF retail Co. Ltd.	97,170	11,020,591
E-MART Inc.	210,196	29,253,250
GS Retail Co. Ltd.(b)	375,644	11,457,219

		51,731,060

Food Products — 1.0%
CJ CheilJedang Corp.	84,024	27,449,890
Orion Corp./Republic of Korea	230,380	24,671,303
Ottogi Corp.	22,590	11,350,630

		63,471,823

Gas Utilities — 0.2%
Korea Gas Corp.	413,030	10,581,899

Health Care Providers & Services — 0.9%
Celltrion Healthcare Co. Ltd.(a)	491,657	54,250,888

Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.	1,084,894	22,010,637

Household Durables — 1.5%
Coway Co. Ltd.(a)	450,517	28,255,280
LG Electronics Inc.	831,554	64,251,834

		92,507,114

Industrial Conglomerates — 3.4%
CJ Corp.	178,098	12,731,058
Hanwha Corp.	609,808	14,218,107
LG Corp.	746,127	47,604,325
Lotte Corp.	401,831	12,855,106
Samsung C&T Corp.	655,166	71,345,626
SK Holdings Co. Ltd.	272,642	52,111,322

		210,865,544

Insurance — 1.9%
DB Insurance Co. Ltd.	510,764	20,309,626
Hyundai Marine & Fire Insurance Co. Ltd.	761,835	15,353,053
Samsung Fire & Marine Insurance Co. Ltd.	245,524	41,713,896
Samsung Life Insurance Co. Ltd.	586,417	37,785,488

		115,162,063

Interactive Media & Services — 5.8%
Kakao Corp.	400,627	133,234,590

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
NAVER Corp.	898,856	$225,414,613

		358,649,203

Internet & Direct Marketing Retail — 0.2%
CJ ENM Co. Ltd.	122,434	14,737,887

IT Services — 0.7%
Samsung SDS Co. Ltd.	274,314	42,886,740

Leisure Products — 0.6%
HLB Inc.(a)(b)	463,122	38,127,888

Life Sciences Tools & Services — 1.5%
Samsung Biologics Co. Ltd.(a)(b)(c)	130,888	92,971,821

Machinery — 1.8%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	551,670	13,485,765
Doosan Bobcat Inc.	588,326	15,976,862
Hyundai Heavy Industries Holdings Co. Ltd.	91,768	23,179,392
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	328,991	30,623,174
Samsung Heavy Industries Co. Ltd.(a)	4,118,867	25,423,037

		108,688,230

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	3,698,364	14,204,552

Media — 0.2%
Cheil Worldwide Inc.	810,311	15,194,933

Metals & Mining — 2.7%
Hyundai Steel Co.	802,972	23,075,785
Korea Zinc Co. Ltd.	74,734	25,596,842
POSCO	575,064	121,607,678

		170,280,305

Multiline Retail — 0.5%
Lotte Shopping Co. Ltd.	142,567	13,077,177
Shinsegae Inc.	75,951	15,820,980

		28,898,157

Oil, Gas & Consumable Fuels — 1.8%
GS Holdings Corp.	510,032	16,155,277
SK Innovation Co. Ltd.	449,296	70,243,737
S-Oil Corp.	401,945	25,281,616

		111,680,630

Personal Products — 2.5%
Amorepacific Corp.	259,015	41,899,313
AMOREPACIFIC Group	300,700	14,293,814
LG Household & Health Care Ltd.	70,351	96,255,401

		152,448,528

Pharmaceuticals — 1.4%
Celltrion Pharm Inc.(a)	56,505	9,666,437
Hanmi Pharm Co. Ltd.	70,401	22,808,512
Shin Poong Pharmaceutical Co. Ltd.(a)	142,063	16,946,650
SK Biopharmaceuticals Co. Ltd.(a)	64,878	10,993,290
Yuhan Corp.	488,640	28,438,314

		88,853,203

Road & Rail — 0.3%
CJ Logistics Corp.(a)	115,209	17,283,172

Semiconductors & Semiconductor Equipment — 5.6%
SK Hynix Inc.	3,970,147	349,816,396

Software — 0.1%
Douzone Bizon Co. Ltd.	66,549	6,344,873

Security	Shares	Value

Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.	294,546	$21,294,727

Technology Hardware, Storage & Peripherals — 22.6%
Samsung Electronics Co. Ltd.	23,193,747	1,398,059,667

Textiles, Apparel & Luxury Goods — 0.3%
Fila Holdings Corp.	506,378	18,899,653

Tobacco — 1.1%
KT&G Corp.	878,114	65,468,714

Wireless Telecommunication Services — 0.8%
SK Telecom Co. Ltd.	231,638	49,716,710

Total Common Stocks — 97.8% (Cost: $2,984,328,981)		6,061,486,292

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co. Preference Shares, NVS	256,594	19,478,466
Series 2, Preference Shares, NVS	336,781	26,356,906

		45,835,372

Chemicals — 0.5%
LG Chem Ltd., Preference Shares, NVS	88,762	28,596,677

Personal Products — 0.2%
LG Household & Health Care Ltd., Preference Shares, NVS	23,084	14,498,559

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	92,032	5,081,700

Total Preferred Stocks — 1.5% (Cost: $52,342,533)		94,012,308

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	333,168,102	333,368,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	27,170,000	27,170,000

		360,538,003

Total Short-Term Investments — 5.8% (Cost: $360,520,133)		360,538,003

Total Investments in Securities — 105.1% (Cost: $3,397,191,647)		6,516,036,603

Other Assets, Less Liabilities — (5.1)%		(315,354,111)

Net Assets — 100.0%		$6,200,682,492

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI South Korea ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$204,524,418	$128,958,051	(a)	$—	$(34,371)	$(80,095)	$333,368,003	333,168,102	$741,735	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,820,000	13,350,000	(a)	—	—	—	27,170,000	27,170,000	1,532		—

					$(34,371)	$(80,095)	$360,538,003		$743,267		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	536	12/10/20	$42,051	$3,928,221

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,061,486,292	$—	$—	$6,061,486,292
Preferred Stocks	94,012,308	—	—	94,012,308
Money Market Funds	360,538,003	—	—	360,538,003

	$6,516,036,603	$—	$—	$6,516,036,603

Derivative financial instruments(a)
Assets
Futures Contracts	$3,928,221	$—	$—	$3,928,221

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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